ACCOUNTS PAYABLE AND OTHER - Schedule of Post-Employment Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Plan assets	$ 1,380	$ 2,560
Less accrued benefit obligation:
Defined benefit pension plan	(1,583)	(3,141)
Other post-employment benefits	(131)	(128)
Net defined benefit liability, before net actuarial gain (losses)	(334)	(709)
Less: net actuarial gains (losses) and other	6	(11)
Accrued benefit liability related to defined benefit plan	$ (328)	$ (720)